THE ALGER FUNDS II
QUARTERLY REPORT
July 31, 2024 (UNAUDITED)

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—106.6%
AEROSPACE & DEFENSE—4.6%
HEICO Corp., Cl. A	497,245	$ 94,531,247
TransDigm Group, Inc.	43,807	56,695,896

		151,227,143
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	68,867	17,927,457
APPLICATION SOFTWARE—3.6%
Adobe, Inc.*	71,424	39,401,050
AppLovin Corp., Cl. A*	587,705	45,312,055
Cadence Design Systems, Inc.*	128,052	34,274,398

		118,987,503
AUTOMOBILE MANUFACTURERS—1.2%
Ferrari NV	23,483	9,698,714
Tesla, Inc.*	121,902	28,289,797

		37,988,511
BIOTECHNOLOGY—5.1%
Amgen, Inc.	104,405	34,711,530
Ascendis Pharma A/S ADR*	39,826	5,316,771
Madrigal Pharmaceuticals, Inc.*	24,905	7,089,457
Natera, Inc.*	685,936	70,232,987
Nuvalent, Inc., Cl. A*	49,855	3,985,409
Sarepta Therapeutics, Inc.*	66,080	9,399,219
Vaxcyte, Inc.*	238,867	18,844,218
Vertex Pharmaceuticals, Inc.*	34,728	17,215,364

		166,794,955
BROADLINE RETAIL—10.4%
Amazon.com, Inc.+,*	1,526,379	285,402,346
MercadoLibre, Inc.*	33,407	55,752,942

		341,155,288
BUILDING PRODUCTS—0.1%
Builders FirstSource, Inc.*	21,387	3,579,542
CARGO GROUND TRANSPORTATION—0.6%
Old Dominion Freight Line, Inc.	101,404	21,313,093
CASINOS & GAMING—1.3%
DraftKings, Inc., Cl. A*	856,584	31,650,779
Flutter Entertainment PLC*	63,539	12,568,381

		44,219,160
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	320,903	14,597,878
COMMUNICATIONS EQUIPMENT—0.2%
Arista Networks, Inc.*	14,350	4,972,993
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—106.6% (CONT.)
CONSTRUCTION & ENGINEERING—0.7%
Quanta Services, Inc.	80,767	$ 21,433,947
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.7%
Wabtec Corp.	135,944	21,907,376
CONSTRUCTION MATERIALS—1.0%
Martin Marietta Materials, Inc.	56,963	33,798,996
CONSUMER STAPLES MERCHANDISE RETAIL—0.3%
Walmart, Inc.	144,060	9,888,278
COPPER—0.3%
Freeport-McMoRan, Inc.	181,329	8,234,150
ELECTRIC UTILITIES—0.8%
Constellation Energy Corp.	146,460	27,798,108
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Vertiv Holdings Co., Cl. A	565,009	44,466,208
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
GFL Environmental, Inc.	1,653,002	64,169,538
FINANCIAL EXCHANGES & DATA—1.6%
S&P Global, Inc.	108,121	52,409,492
FOOTWEAR—0.6%
Deckers Outdoor Corp.*	7,844	7,237,110
On Holding AG, Cl. A*	303,516	12,571,632

		19,808,742
HEALTHCARE DISTRIBUTORS—1.0%
McKesson Corp.	51,266	31,632,147
HEALTHCARE EQUIPMENT—1.8%
Dexcom, Inc.*	129,314	8,770,076
Intuitive Surgical, Inc.*	115,740	51,459,161

		60,229,237
INTERACTIVE MEDIA & SERVICES—10.9%
Alphabet, Inc., Cl. C+	657,470	113,840,931
Meta Platforms, Inc., Cl. A	456,251	216,641,662
Pinterest, Inc., Cl. A*	892,051	28,501,029

		358,983,622
INTERNET SERVICES & INFRASTRUCTURE—0.8%
Cloudflare, Inc., Cl. A*	124,273	9,631,157
Shopify, Inc., Cl. A*	246,453	15,082,924

		24,714,081
LIFE SCIENCES TOOLS & SERVICES—0.8%
Danaher Corp.	95,466	26,451,719
MANAGED HEALTHCARE—0.8%
UnitedHealth Group, Inc.	43,791	25,230,623
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—106.6% (CONT.)
MOVIES & ENTERTAINMENT—3.6%
Liberty Media Corp. Series C Liberty Formula One*	502,664	$ 40,650,438
Netflix, Inc.*	76,723	48,208,897
Spotify Technology SA*	83,726	28,796,720

		117,656,055
PASSENGER GROUND TRANSPORTATION—0.4%
Uber Technologies, Inc.*	203,793	13,138,535
PHARMACEUTICALS—2.4%
AstraZeneca PLC ADR	149,598	11,840,682
Eli Lilly & Co.	83,424	67,095,420

		78,936,102
REAL ESTATE SERVICES—0.4%
CoStar Group, Inc.*	175,124	13,663,175
SEMICONDUCTORS—20.8%
Advanced Micro Devices, Inc.*	168,656	24,367,419
Astera Labs, Inc.*	149,637	6,560,086
Broadcom, Inc.	500,580	80,433,194
Marvell Technology, Inc.	248,321	16,632,541
Micron Technology, Inc.	425,030	46,676,795
NVIDIA Corp.+	3,817,724	446,750,062
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	389,918	64,648,404

		686,068,501
SPECIALTY CHEMICALS—0.2%
Ecolab, Inc.	29,000	6,690,010
SYSTEMS SOFTWARE—15.8%
Crowdstrike Holdings, Inc., Cl. A*	55,992	12,987,904
Microsoft Corp.+	1,140,078	476,951,631
ServiceNow, Inc.*	37,466	30,511,936

		520,451,471
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.2%
Apple, Inc.+	1,022,324	227,037,714
Dell Technologies, Inc., Cl. C	88,528	10,063,863

		237,101,577
TRADING COMPANIES & DISTRIBUTORS—0.3%
Ferguson Enterprises Inc.	51,664	11,502,990
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Visa, Inc., Cl. A	272,147	72,301,294
TOTAL COMMON STOCKS (Cost $1,673,461,514)		3,511,429,497
PREFERRED STOCKS—0.2%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	2,912,012	—
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.2% (CONT.)
DIVERSIFIED FINANCIAL SERVICES—0.2%
Chime Financial, Inc.,Series G(b),*,@	188,583	$ 6,713,555
TOTAL PREFERRED STOCKS (Cost $26,129,444)		6,713,555
REAL ESTATE INVESTMENT TRUST—1.0%
DATA CENTER—1.0%
Equinix, Inc.	42,888	33,891,813
(Cost $35,900,204)		33,891,813
SPECIAL PURPOSE VEHICLE—0.3%
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		6,388,620
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		3,976,590

		10,365,210
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		10,365,210
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	2,441,792	2,441,792
(Cost $2,441,792)		2,441,792

Total Investments (Cost $1,749,857,954)	108.2%	$3,564,841,867
Affiliated Securities (Cost $25,029,054)		10,365,210
Unaffiliated Securities (Cost $1,724,828,900)		3,554,476,657
Securities Sold Short (Proceeds $245,187,495)	(7.7)%	(254,831,126)
Liabilities in Excess of Other Assets	(0.5)%	(15,263,601)
NET ASSETS	100.0%	$3,294,747,140

ADR	American Depositary Receipts

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Chime Financial, Inc.,Series G	8/24/21	$13,025,390	$6,713,555	0.2%
Crosslink Ventures C, LLC, Cl. A	10/2/20	7,350,000	6,388,620	0.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	4,575,000	3,976,590	0.1%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	—	0.0%
Total			$17,078,765	0.5%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(7.7)%
ADVERTISING—(0.2)%
The Interpublic Group of Cos., Inc.	(179,534)	$(5,775,609)
APPAREL ACCESSORIES & LUXURY GOODS—(0.2)%
PVH Corp.	(59,849)	(6,104,000)
APPAREL RETAIL—(0.1)%
American Eagle Outfitters, Inc.	(133,802)	(2,950,334)
APPLICATION SOFTWARE—(0.5)%
Atlassian Corp., Cl. A*	(33,443)	(5,905,031)
Aurora Innovation, Inc., Cl. A*	(1,537,156)	(6,148,624)
LiveRamp Holdings, Inc.*	(104,653)	(3,168,893)

		(15,222,548)
AUTOMOTIVE PARTS & EQUIPMENT—(0.1)%
QuantumScape Corp., Cl. A*	(337,970)	(2,183,286)
AUTOMOTIVE RETAIL—(0.1)%
Monro, Inc.	(73,591)	(2,268,075)
BIOTECHNOLOGY—(0.1)%
Biogen, Inc.*	(15,079)	(3,214,843)
BUILDING PRODUCTS—(0.1)%
A.O. Smith Corp.	(56,544)	(4,808,502)
CABLE & SATELLITE—(0.1)%
Charter Communications, Inc., Cl.A*	(5,162)	(1,960,115)
CASINOS & GAMING—(0.1)%
Caesars Entertainment, Inc.*	(120,679)	(4,821,126)
CHEMICALS—(0.1)%
Olin Corp.	(70,453)	(3,213,361)
COMMUNICATIONS EQUIPMENT—(0.3)%
Cisco Systems, Inc.	(199,110)	(9,646,879)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.2)%
Dollar General Corp.	(38,252)	(4,605,158)
Dollar Tree, Inc.*	(19,354)	(2,019,396)

		(6,624,554)
DIVERSIFIED CHEMICALS—0.0%
The Chemours Co.	(74,250)	(1,794,622)
DIVERSIFIED FINANCIAL SERVICES—(0.3)%
iShares 20+ Year Treasury Bond ETF	(100,000)	(9,481,000)
EDUCATION SERVICES—0.0%
Duolingo, Inc.*	(9,616)	(1,653,375)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(7.7)% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.3)%
Generac Holdings, Inc.*	(33,875)	$(5,273,660)
Vicor Corp.*	(50,000)	(2,105,500)

		(7,379,160)
HEALTHCARE DISTRIBUTORS—(0.1)%
Patterson Cos., Inc.	(135,232)	(3,414,608)
HEALTHCARE EQUIPMENT—(0.3)%
Envista Holdings Corp.*	(179,746)	(3,068,264)
Masimo Corp.*	(26,703)	(2,856,687)
Omnicell, Inc.*	(101,495)	(2,964,669)

		(8,889,620)
HEALTHCARE SUPPLIES—(0.3)%
Align Technology, Inc.*	(12,680)	(2,940,238)
DENTSPLY SIRONA, Inc.	(99,499)	(2,700,403)
The Cooper Cos., Inc.*	(20,989)	(1,958,903)

		(7,599,544)
HOME IMPROVEMENT RETAIL—(0.2)%
Floor & Decor Holdings, Inc., Cl. A*	(14,461)	(1,417,178)
The Home Depot, Inc.	(15,000)	(5,522,400)

		(6,939,578)
HOTELS RESORTS & CRUISE LINES—(0.1)%
Airbnb, Inc., Cl.A*	(34,673)	(4,838,964)
HOTELS, RESTAURANTS & LEISURE—(0.1)%
Booking Holdings, Inc.	(859)	(3,191,194)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.1)%
Graco, Inc.	(39,000)	(3,316,950)
INTERACTIVE MEDIA & SERVICES—(0.2)%
Yelp, Inc.*	(171,505)	(6,247,927)
INTERNET SERVICES & INFRASTRUCTURE—(0.1)%
Snowflake, Inc., Cl.A*	(27,000)	(3,520,260)
MANAGED HEALTHCARE—(0.1)%
Molina Healthcare, Inc.*	(6,000)	(2,047,620)
Progyny, Inc.*	(59,610)	(1,681,002)

		(3,728,622)
MARKET INDICES—(1.4)%
SPDR S&P 500 ETF Trust	(83,935)	(46,232,237)
METAL, GLASS & PLASTIC CONTAINERS—(0.1)%
Ball Corp.	(56,758)	(3,622,863)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(7.7)% (CONT.)
MOTORCYCLE MANUFACTURERS—(0.1)%
Harley-Davidson, Inc.	(81,296)	$(3,048,600)
MOVIES & ENTERTAINMENT—0.0%
Live Nation Entertainment, Inc.*	(17,408)	(1,674,476)
OTHER SPECIALTY RETAIL—(0.1)%
Signet Jewelers, Ltd.	(30,915)	(2,600,879)
PACKAGED FOODS & MEATS—(0.2)%
Campbell Soup Co.	(153,904)	(7,211,941)
PASSENGER AIRLINES—(0.1)%
Southwest Airlines Co.	(118,875)	(3,202,492)
PERSONAL CARE PRODUCTS—(0.1)%
Kenvue, Inc.	(250,812)	(4,637,514)
PHARMACEUTICALS—(0.4)%
Consumer Discretionary Select Sector SPDR Fund	(35,989)	(6,747,578)
Perrigo Co. PLC	(106,876)	(3,021,385)
Zoetis, Inc.	(20,723)	(3,730,969)

		(13,499,932)
RESTAURANTS—(0.2)%
DoorDash, Inc., Cl. A*	(33,580)	(3,717,978)
Starbucks Corp.	(46,590)	(3,631,690)

		(7,349,668)
SOFTWARE—(0.1)%
Dropbox, Inc., Cl.A*	(130,251)	(3,115,604)
SPECIALTY RETAIL—(0.1)%
Tractor Supply Co.	(12,207)	(3,214,347)
SYSTEMS SOFTWARE—(0.2)%
Akamai Technologies, Inc.*	(21,442)	(2,107,320)
Teradata Corp.*	(78,138)	(2,533,234)

		(4,640,554)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
Logitech International SA	(57,685)	(5,224,530)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(7.7)% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—(0.1)%
WW Grainger, Inc.	(4,880)	$(4,766,833)
TOTAL COMMON STOCKS (Proceeds $245,187,495)		$(254,831,126)
Total Securities Sold Short (Proceeds $245,187,495)		$(254,831,126)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—102.9%
ADVERTISING—0.3%
The Trade Desk, Inc., Cl. A+,*	8,208	$ 737,735
AEROSPACE & DEFENSE—7.8%
AAR Corp.*	11,491	742,319
Cadre Holdings, Inc.	9,110	334,337
HEICO Corp.+	19,052	4,598,010
HEICO Corp., Cl. A	6,238	1,185,906
Kratos Defense & Security Solutions, Inc.+,*	21,381	481,928
Loar Holdings, Inc.*	14,712	919,500
TransDigm Group, Inc.+	6,339	8,204,060

		16,466,060
APPAREL RETAIL—0.6%
Boot Barn Holdings, Inc.*	6,121	817,031
Burlington Stores, Inc.*	2,074	539,904

		1,356,935
APPLICATION SOFTWARE—7.6%
Agilysys, Inc.*	11,064	1,240,164
AppLovin Corp., Cl. A*	14,177	1,093,047
Cadence Design Systems, Inc.*	16,669	4,461,624
HubSpot, Inc.*	3,695	1,836,526
Informatica, Inc., Cl. A*	34,235	819,586
Intapp, Inc.*	6,398	229,240
nCino, Inc.*	35,322	1,157,149
PROS Holdings, Inc.*	20,183	486,410
SPS Commerce, Inc.+,*	9,473	2,040,674
Vertex, Inc., Cl. A+,*	68,736	2,725,382

		16,089,802
ASSET MANAGEMENT & CUSTODY BANKS—2.9%
Hamilton Lane, Inc., Cl. A+	17,337	2,502,943
StepStone Group, Inc., Cl. A+	71,109	3,573,938

		6,076,881
BIOTECHNOLOGY—10.5%
ACADIA Pharmaceuticals, Inc.+,*	170,226	3,237,699
Amgen, Inc.	3,187	1,059,582
Ascendis Pharma A/S ADR*	8,206	1,095,501
Biohaven, Ltd.*	11,783	463,425
BioMarin Pharmaceutical, Inc.+,*	17,878	1,507,652
Cabaletta Bio, Inc.+,*	166,609	1,182,924
Insmed, Inc.*	4,439	322,937
Madrigal Pharmaceuticals, Inc.*	1,716	488,477
Natera, Inc.+,*	91,373	9,355,681
Regeneron Pharmaceuticals, Inc.*	981	1,058,685
Ultragenyx Pharmaceutical, Inc.*	17,202	774,434
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—102.9% (CONT.)
BIOTECHNOLOGY—10.5% (CONT.)
Vertex Pharmaceuticals, Inc.*	1,699	$ 842,228
Viking Therapeutics, Inc.*	13,728	782,496

		22,171,721
BROADLINE RETAIL—6.6%
Amazon.com, Inc.+,*	58,404	10,920,380
MercadoLibre, Inc.+,*	986	1,645,535
Ollie's Bargain Outlet Holdings, Inc.+,*	14,325	1,398,693

		13,964,608
BUILDING PRODUCTS—1.1%
Builders FirstSource, Inc.*	13,842	2,316,736
CARGO GROUND TRANSPORTATION—2.4%
Old Dominion Freight Line, Inc.	8,783	1,846,011
RXO, Inc.*	75,881	2,406,187
XPO, Inc.*	7,599	873,049

		5,125,247
CASINOS & GAMING—0.6%
DraftKings, Inc., Cl. A*	31,970	1,181,291
COAL & CONSUMABLE FUELS—0.1%
Cameco Corp.+	5,571	253,425
COMMUNICATIONS EQUIPMENT—1.7%
Arista Networks, Inc.*	10,187	3,530,305
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Wabtec Corp.	5,476	882,457
CONSUMER ELECTRONICS—0.4%
Garmin, Ltd.	4,969	850,941
CONSUMER FINANCE—0.3%
Upstart Holdings, Inc.+,*	26,033	727,102
EDUCATION SERVICES—0.6%
Duolingo, Inc.*	6,882	1,183,291
ELECTRIC UTILITIES—3.1%
Constellation Energy Corp.+	31,438	5,966,932
NextEra Energy, Inc.	7,217	551,307

		6,518,239
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Enovix Corp.*	40,987	590,623
Vertiv Holdings Co., Cl. A	56,626	4,456,466

		5,047,089
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Novanta, Inc.*	3,701	670,547
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—102.9% (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7% (CONT.)
Teledyne Technologies, Inc.*	1,904	$ 803,222

		1,473,769
ENVIRONMENTAL & FACILITIES SERVICES—4.1%
Casella Waste Systems, Inc., Cl. A+,*	31,656	3,278,295
Montrose Environmental Group, Inc.+,*	71,065	2,266,263
Waste Connections, Inc.+	17,293	3,074,177

		8,618,735
FOOTWEAR—1.2%
Deckers Outdoor Corp.*	1,734	1,599,841
On Holding AG, Cl. A*	20,620	854,080

		2,453,921
HEALTHCARE EQUIPMENT—8.1%
Glaukos Corp.+,*	50,840	5,956,923
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	2,230,569
Impulse Dynamics PLC, Series F-1(a),*,@	718,468	725,653
Inmode, Ltd.*	24,168	437,924
Inogen, Inc.*	46,616	431,198
Inspire Medical Systems, Inc.+,*	5,121	722,317
Insulet Corp.+,*	5,860	1,138,891
Intuitive Surgical, Inc.*	3,967	1,763,768
Nevro Corp.+,*	71,427	709,270
Tandem Diabetes Care, Inc.*	78,705	2,910,511

		17,027,024
HEALTHCARE FACILITIES—0.6%
Encompass Health Corp.	12,616	1,172,531
HEALTHCARE SERVICES—0.2%
NeoGenomics, Inc.*	28,525	505,748
HEALTHCARE SUPPLIES—0.9%
Neogen Corp.*	109,903	1,871,648
HEALTHCARE TECHNOLOGY—0.5%
Definitive Healthcare Corp.*	50,956	198,729
Health Catalyst, Inc.*	72,009	530,706
Waystar Holding Corp.*	17,373	399,579

		1,129,014
HOTELS RESORTS & CRUISE LINES—0.4%
Trip.com Group Ltd. ADR *	18,368	781,191
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
First Advantage Corp.	7,896	135,969
Paylocity Holding Corp.+,*	9,881	1,482,842

		1,618,811
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—102.9% (CONT.)
INTERACTIVE HOME ENTERTAINMENT—1.2%
Roblox Corp., Cl. A*	12,898	$ 535,525
Sea, Ltd. ADR*	17,895	1,175,701
Take-Two Interactive Software, Inc.*	5,467	822,948

		2,534,174
INTERACTIVE MEDIA & SERVICES—2.6%
Meta Platforms, Inc., Cl. A+	11,464	5,443,451
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Cloudflare, Inc., Cl. A*	3,078	238,545
Wix.com Ltd.*	5,169	805,976

		1,044,521
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A+,*	5,718	421,417
LIFE SCIENCES TOOLS & SERVICES—1.1%
Danaher Corp.	3,378	935,976
Repligen Corp.*	5,110	855,159
West Pharmaceutical Services, Inc.	1,388	424,964

		2,216,099
MACHINERY—0.4%
IDEX Corp.	4,235	882,913
MANAGED HEALTHCARE—1.4%
Progyny, Inc.+,*	86,057	2,426,807
UnitedHealth Group, Inc.	966	556,571

		2,983,378
MOVIES & ENTERTAINMENT—3.1%
Netflix, Inc.+,*	5,641	3,544,522
Spotify Technology SA+,*	8,976	3,087,206

		6,631,728
OIL & GAS EQUIPMENT & SERVICES—0.5%
Core Laboratories, Inc.+	21,791	533,662
Schlumberger Ltd.	12,576	607,295

		1,140,957
PASSENGER AIRLINES—0.1%
Joby Aviation, Inc.*	28,045	167,709
PASSENGER GROUND TRANSPORTATION—0.6%
Uber Technologies, Inc.+,*	18,324	1,181,348
PHARMACEUTICALS—0.8%
AstraZeneca PLC ADR	10,427	825,297
Eli Lilly & Co.+	1,017	817,943

		1,643,240
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—102.9% (CONT.)
PROPERTY & CASUALTY INSURANCE—0.8%
Palomar Holdings, Inc.*	17,891	$ 1,646,151
REAL ESTATE SERVICES—2.7%
FirstService Corp.+	32,458	5,665,868
REGIONAL BANKS—0.0%
Seacoast Banking Corp. of Florida	3,066	85,357
RESTAURANTS—0.6%
The Cheesecake Factory, Inc.	21,490	835,746
Wingstop, Inc.	1,120	418,746

		1,254,492
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.6%
ASML Holding NV ADR+	3,647	3,416,145
SEMICONDUCTORS—8.7%
Astera Labs, Inc.*	53,899	2,362,932
Broadcom, Inc.+	22,422	3,602,767
First Solar, Inc.*	2,468	533,063
Impinj, Inc.*	4,244	676,027
NVIDIA Corp.+	60,736	7,107,327
Semtech Corp.*	22,432	711,543
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,465	3,393,097

		18,386,756
SPECIALTY CHEMICALS—0.1%
Ecolab, Inc.	1,050	242,224
SYSTEMS SOFTWARE—4.5%
Crowdstrike Holdings, Inc., Cl. A*	1,036	240,311
Microsoft Corp.+	20,777	8,692,058
Oracle Corp.	3,916	546,086

		9,478,455
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.3%
Apple, Inc.	31,829	7,068,584
TRADING COMPANIES & DISTRIBUTORS—1.1%
Ferguson Enterprises Inc.	4,246	945,372
SiteOne Landscape Supply, Inc.+,*	9,059	1,328,774
Xometry, Inc., Cl. A*	7,065	103,361

		2,377,507
TRANSACTION & PAYMENT PROCESSING SERVICES—0.1%
Flywire Corp.+,*	15,391	281,809
TOTAL COMMON STOCKS (Cost $177,727,538)		217,326,540
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	41,418	$ —
(Cost $186,381)		—
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	54,226
(Cost $67,639)		54,226
SPECIAL PURPOSE VEHICLE—0.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		804,010
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		478,060

		1,282,070
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		1,282,070
SHORT-TERM SECURITIES—0.7%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	1,376,663	1,376,663
(Cost $1,376,663)		1,376,663

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.0%
EXCHANGE-TRADED OPTIONS PURCHASED—0.0%
Invesco QQQ Trust Series 1*, 8/16/2024, 470.00	$6,453,659	137	99,736
TOTAL PURCHASED PUT OPTIONS (Cost $96,760)			99,736

Total Investments (Cost $180,929,981)		104.2%	$220,139,235
Affiliated Securities (Cost $1,661,381)			1,282,070
Unaffiliated Securities (Cost $179,268,600)			218,857,165
Securities Sold Short (Proceeds $78,296,789)		(34.6)%	(72,970,848)
Written Options (Premiums received $(18,183))		(0.0)%	(8,494)
Other Assets in Excess of Liabilities		30.3%	64,034,532
NET ASSETS		100.0%	$211,194,425

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$925,000	$804,010	0.4%
Crosslink Ventures C, LLC, Cl. B	12/2/20	550,000	478,060	0.2%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	2,230,569	1.1%
Impulse Dynamics PLC, Series F-1	6/2/23	716,529	725,653	0.4%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	—	0.0%
Tolero CDR	2/6/17	67,639	54,226	0.0%
Total			$4,292,518	2.1%
Over the counter - Contracts for difference outstanding as of July 31, 2024:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(45)	BNP Paribas	Carvana Co.	$(4,071)	$—	$(4,071)	$(4,071)
(577,013)	BNP Paribas	SES AI Corp.	163,156	163,156	—	163,156
Total			$159,085	$163,156	$(4,071)	$159,085

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS WRITTEN—0.0%
EXCHANGE-TRADED OPTIONS WRITTEN—0.0%
Invesco QQQ Trust Series 1, 8/16/2024,430.00	$6,453,659	137	$ (8,494)
(Premiums received $(18,183))			$(8,494)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(34.2)%
ADVERTISING—(0.5)%
Omnicom Group, Inc.	(6,416)	$(629,025)
The Interpublic Group of Cos., Inc.	(15,932)	(512,532)

		(1,141,557)
AEROSPACE & DEFENSE—(0.4)%
Archer Aviation, Inc., Cl. A*	(36,293)	(151,342)
The Boeing Co.*	(3,587)	(683,682)

		(835,024)
AIR FREIGHT & LOGISTICS—(0.3)%
United Parcel Service, Inc., Cl.B	(4,088)	(532,953)
APPAREL ACCESSORIES & LUXURY GOODS—(0.2)%
Brunello Cucinelli SpA	(5,197)	(485,437)
APPLICATION SOFTWARE—(3.6)%
Atlassian Corp., Cl. A*	(6,622)	(1,169,247)
Aurora Innovation, Inc., Cl. A*	(234,865)	(939,460)
Dave, Inc.*	(14,743)	(536,055)
Intuit, Inc.	(938)	(607,214)
Klaviyo, Inc., Cl. A*	(16,489)	(432,012)
Salesforce, Inc.	(4,117)	(1,065,480)
SoundHound AI, Inc., Cl. A*	(163,738)	(833,426)
Sprout Social, Inc., Cl. A*	(32,235)	(1,259,421)
Unity Software, Inc.*	(35,212)	(576,068)

		(7,418,383)
AUTOMOBILE MANUFACTURERS—(2.3)%
Fisker, Inc.*	(55,316)	(221)
Lucid Group, Inc.*	(682,963)	(2,404,030)
Rivian Automotive, Inc. , Cl. A*	(86,059)	(1,412,228)
Thor Industries Inc	(9,998)	(1,061,188)

		(4,877,667)
AUTOMOTIVE PARTS & EQUIPMENT—(0.3)%
QuantumScape Corp., Cl. A*	(90,020)	(581,529)
BIOTECHNOLOGY—(0.6)%
CRISPR Therapeutics AG*	(14,512)	(831,392)
Twist Bioscience Corp.*	(8,390)	(468,246)

		(1,299,638)
BUILDING PRODUCTS—(0.7)%
A.O. Smith Corp.	(10,889)	(926,001)
Zurn Elkay Water Solutions Corp.	(20,174)	(654,848)

		(1,580,849)
CABLE & SATELLITE—(0.5)%
Charter Communications, Inc., Cl.A*	(2,807)	(1,065,874)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
CASINOS & GAMING—(0.6)%
Boyd Gaming Corp.	(3,855)	$(234,654)
Caesars Entertainment, Inc.*	(24,305)	(970,985)

		(1,205,639)
COMMODITY CHEMICALS—(0.9)%
PureCycle Technologies, Inc.*	(249,460)	(1,923,337)
CONSTRUCTION & ENGINEERING—(0.6)%
Ameresco, Inc., Cl.A*	(39,259)	(1,239,407)
CONSUMER STAPLES MERCHANDISE RETAIL—(1.0)%
Dollar General Corp.	(9,924)	(1,194,750)
Dollar Tree, Inc.*	(8,437)	(880,317)

		(2,075,067)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.8)%
Atkore, Inc.	(3,918)	(528,930)
Freyr Battery, Inc.*	(212,154)	(381,877)
Generac Holdings, Inc.*	(3,427)	(533,515)

		(1,444,322)
ELECTRICAL EQUIPMENT—(0.3)%
Cummins, Inc.	(2,017)	(588,561)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.1)%
SmartRent, Inc.*	(116,662)	(214,658)
ELECTRONIC MANUFACTURING SERVICES—(1.5)%
IPG Photonics Corp.*	(38,226)	(3,073,370)
HEALTHCARE EQUIPMENT—(0.5)%
Envista Holdings Corp.*	(19,555)	(333,804)
IDEXX Laboratories, Inc.*	(1,477)	(703,229)

		(1,037,033)
HEALTHCARE FACILITIES—(0.2)%
US Physical Therapy, Inc.	(5,418)	(528,255)
HEALTHCARE SERVICES—(0.9)%
23andMe Holding Co., Cl. A*	(505,431)	(202,172)
CVS Health Corp.	(13,048)	(787,186)
DocGo, Inc.*	(4,671)	(16,956)
LifeStance Health Group, Inc.*	(142,213)	(783,594)

		(1,789,908)
HEALTHCARE SUPPLIES—(0.5)%
Align Technology, Inc.*	(2,149)	(498,310)
STAAR Surgical Co.*	(14,432)	(595,320)

		(1,093,630)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
HEALTHCARE TECHNOLOGY—(0.2)%
Simulations Plus, Inc.	(12,566)	$(513,195)
HOME IMPROVEMENT RETAIL—(0.5)%
Lowe's Cos., Inc.	(4,469)	(1,097,184)
HOTELS RESORTS & CRUISE LINES—(0.8)%
Expedia Group, Inc.*	(9,186)	(1,172,777)
Soho House & Co., Inc.*	(68,028)	(340,820)

		(1,513,597)
HOUSEHOLD APPLIANCES—(0.1)%
Whirlpool Corp.	(2,942)	(299,996)
HOUSEHOLD PRODUCTS—(2.2)%
Church & Dwight Co., Inc.	(12,049)	(1,180,923)
The Procter & Gamble Co.	(21,406)	(3,441,229)

		(4,622,152)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.2)%
Desktop Metal, Inc., Cl. A*	(774)	(3,646)
Symbotic, Inc.*	(18,235)	(488,880)
Velo3D, Inc.*	(11,253)	(29,369)

		(521,895)
INTEGRATED TELECOMMUNICATION SERVICES—(0.3)%
AT&T, Inc.	(33,037)	(635,962)
INTERACTIVE MEDIA & SERVICES—(0.3)%
Rumble, Inc.*	(98,223)	(620,769)
INTERNET SERVICES & INFRASTRUCTURE—(1.0)%
MongoDB, Inc.*	(3,563)	(899,159)
Snowflake, Inc., Cl. A*	(9,103)	(1,186,849)

		(2,086,008)
IT CONSULTING & OTHER SERVICES—(1.2)%
Globant SA*	(11,245)	(2,189,514)
International Business Machines Corp.	(1,817)	(349,118)

		(2,538,632)
MANAGED HEALTHCARE—(0.7)%
Humana, Inc.	(1,570)	(567,728)
Molina Healthcare, Inc.*	(2,782)	(949,413)

		(1,517,141)
MARKET INDICES—(3.1)%
iShares China Large-Cap ETF	(107,707)	(2,765,916)
KraneShares CSI China Internet ETF	(71,512)	(1,895,068)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
MARKET INDICES—(3.1)% (CONT.)
Xtrackers Harvest CSI 300 China A-Shares ETF	(80,131)	$(1,918,336)

		(6,579,320)
METAL, GLASS & PLASTIC CONTAINERS—(0.3)%
Ball Corp.	(9,019)	(575,683)
MOVIES & ENTERTAINMENT—(0.6)%
Sphere Entertainment Co.*	(8,131)	(361,667)
Universal Music Group NV	(39,731)	(946,571)
Vivid Seats, Inc., Cl. A*	(13,669)	(66,705)

		(1,374,943)
PACKAGED FOODS & MEATS—(0.3)%
McCormick & Co., Inc.	(4,420)	(340,384)
The Kraft Heinz Co.	(4,143)	(145,875)

		(486,259)
PROPERTY & CASUALTY INSURANCE—(0.4)%
Lemonade, Inc.*	(50,315)	(907,179)
REAL ESTATE OPERATING COMPANIES—(0.1)%
Seritage Growth Properties, Cl.A*	(60,876)	(310,468)
REAL ESTATE SERVICES—(0.1)%
Opendoor Technologies, Inc.*	(59,125)	(137,170)
REGIONAL BANKS—(0.8)%
Bank OZK	(36,055)	(1,690,619)
RESEARCH & CONSULTING SERVICES—(0.3)%
Franklin Covey Co.*	(14,044)	(613,863)
RESTAURANTS—(0.7)%
DoorDash, Inc., Cl. A*	(8,021)	(888,085)
First Watch Restaurant Group, Inc.*	(29,829)	(485,318)
Starbucks Corp.	(3,522)	(274,540)

		(1,647,943)
SEMICONDUCTORS—(1.4)%
GLOBALFOUNDRIES, Inc.*	(6,238)	(318,200)
indie Semiconductor, Inc., Cl. A*	(148,770)	(889,645)
Intel Corp.	(38,310)	(1,177,649)
ON Semiconductor Corp.*	(4,255)	(332,954)

		(2,718,448)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(0.1)%
Monster Beverage Corp.*	(6,167)	(317,292)
SYSTEMS SOFTWARE—(0.6)%
Fortinet, Inc.*	(20,960)	(1,216,518)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)%
Logitech International SA	(4,016)	$(363,729)
TRADING COMPANIES & DISTRIBUTORS—(0.4)%
WW Grainger, Inc.	(932)	(910,387)
TOTAL COMMON STOCKS (Proceeds $77,130,433)		$(71,848,450)
REAL ESTATE INVESTMENT TRUST—(0.4)%
DIVERSIFIED—(0.3)%
Empire State Realty Trust, Inc.	(66,926)	(720,793)
HOTEL & RESORT REITS—(0.1)%
Park Hotels & Resorts, Inc.	(20,293)	(305,613)
OFFICE—0.0%
Paramount Group, Inc.	(18,319)	(95,992)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $1,166,356)		$(1,122,398)
Total Securities Sold Short (Proceeds $78,296,789)		$(72,970,848)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.2%
ARGENTINA—1.8%
RESTAURANTS—1.8%
Arcos Dorados Holdings, Inc., Cl. A	36,290	$ 350,561
(Cost $465,274)
BRAZIL—8.2%
BROADLINE RETAIL—2.8%
MercadoLibre, Inc.*	330	550,737
DIVERSIFIED BANKS—2.5%
NU Holdings, Ltd., Cl. A*	41,651	505,226
OIL & GAS EXPLORATION & PRODUCTION—1.8%
PRIO SA	43,312	367,790
PASSENGER GROUND TRANSPORTATION—1.1%
Localiza Rent a Car SA	27,306	211,259

TOTAL BRAZIL (Cost $1,211,222)		1,635,012
CHINA—19.8%
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
ANTA Sports Products, Ltd.	44,700	400,103
APPLICATION SOFTWARE—1.7%
Shanghai Baosight Software Co., Ltd., Cl. A	77,947	346,756
AUTOMOBILE MANUFACTURERS—1.7%
BYD Co., Ltd., Cl. H	11,589	343,089
BROADLINE RETAIL—3.9%
MINISO Group Holding, Ltd. ADR	14,176	236,314
PDD Holdings, Inc. ADR*	4,165	536,827
		773,141
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.0%
Weichai Power Co., Ltd., Cl. H	244,506	391,319
DISTILLERS & VINTNERS—2.1%
Kweichow Moutai Co., Ltd., Cl. A	2,170	426,617
HOTELS RESORTS & CRUISE LINES—3.1%
Trip.com Group Ltd. ADR*	14,379	611,539
INTERACTIVE MEDIA & SERVICES—1.6%
Kuaishou Technology, Cl. B*	57,533	322,225
PERSONAL CARE PRODUCTS—1.7%
Proya Cosmetics Co., Ltd., Cl. A	26,713	338,946

TOTAL CHINA (Cost $4,128,343)		3,953,735
GREECE—3.3%
CASINOS & GAMING—1.5%
OPAP SA	16,545	288,527
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
GREECE—3.3% (CONT.)
INDUSTRIAL CONGLOMERATES—1.8%
Metlen Energy & Metals SA	9,299	$ 367,492

TOTAL GREECE (Cost $542,901)		656,019
HUNGARY—2.5%
PHARMACEUTICALS—2.5%
Richter Gedeon Nyrt	17,352	494,679
(Cost $479,359)
INDIA—15.3%
AEROSPACE & DEFENSE—3.6%
Bharat Electronics, Ltd.	193,025	730,385
DIVERSIFIED BANKS—3.1%
ICICI Bank, Ltd. ADR	21,352	621,557
HOTELS RESORTS & CRUISE LINES—2.2%
MakeMyTrip, Ltd.*	4,716	441,371
IT CONSULTING & OTHER SERVICES—2.1%
HCL Technologies, Ltd.	21,075	414,691
MOTORCYCLE MANUFACTURERS—1.9%
TVS Motor Co., Ltd.	12,657	383,331
RESTAURANTS—2.4%
Zomato, Ltd.*	171,268	470,988

TOTAL INDIA (Cost $2,099,905)		3,062,323
INDONESIA—4.5%
DIVERSIFIED BANKS—2.2%
PT Bank Central Asia Tbk	713,399	451,732
OIL & GAS STORAGE & TRANSPORTATION—2.3%
PT AKR Corporindo Tbk	4,861,530	452,966

TOTAL INDONESIA (Cost $935,582)		904,698
MEXICO—2.1%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.1%
Arca Continental SAB de CV	42,175	415,547
(Cost $494,494)
PHILIPPINES—2.3%
MARINE PORTS & SERVICES—2.3%
International Container Terminal Services, Inc.	74,539	454,572
(Cost $333,492)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
POLAND—1.5%
FOOD RETAIL—1.5%
Dino Polska SA*	3,428	$ 304,655
(Cost $311,434)
SAUDI ARABIA—1.5%
LEISURE FACILITIES—1.5%
Leejam Sports Co. JSC	5,649	300,963
(Cost $197,421)
SOUTH AFRICA—4.7%
DIVERSIFIED BANKS—2.8%
Capitec Bank Holdings, Ltd.	3,576	557,699
FOOD DISTRIBUTORS—1.9%
Bid Corp., Ltd.	15,051	374,966

TOTAL SOUTH AFRICA (Cost $760,712)		932,665
SOUTH KOREA—7.3%
INTERACTIVE MEDIA & SERVICES—1.0%
Soop Co Ltd.	2,637	199,171
SEMICONDUCTORS—1.4%
SK Hynix, Inc.	2,018	289,429
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Samsung Electronics Co., Ltd.	15,831	976,175

TOTAL SOUTH KOREA (Cost $1,435,465)		1,464,775
TAIWAN—13.6%
SEMICONDUCTORS—11.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	53,900	1,572,334
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,613	764,835
		2,337,169
ELECTRONIC COMPONENTS—1.9%
E Ink Holdings, Inc.	44,967	371,029

TOTAL TAIWAN (Cost $1,712,858)		2,708,198
THAILAND—2.2%
HEALTHCARE FACILITIES—2.2%
Bangkok Dusit Medical Services PCL, Cl. F	594,610	437,888
(Cost $473,325)
TURKEY—5.0%
FOOD RETAIL—2.3%
BIM Birlesik Magazalar AS	24,302	459,253
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
TURKEY—5.0% (CONT.)
HEALTHCARE FACILITIES—2.7%
MLP Saglik Hizmetleri AS*	49,124	$ 545,488

TOTAL TURKEY (Cost $734,055)		1,004,741
UNITED ARAB EMIRATES—2.6%
DIVERSIFIED REAL ESTATE ACTIVITIES—2.6%
Aldar Properties PJSC	253,117	509,273
(Cost $348,845)
TOTAL COMMON STOCKS (Cost $16,664,687)		19,590,304

MONEY MARKET FUNDS—2.3%
UNITED STATES—2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	458,885	458,885
(Cost $458,885)

Total Investments (Cost $17,123,572)	100.5%	$20,049,189
Unaffiliated Securities (Cost $17,123,572)		20,049,189
Liabilities in Excess of Other Assets	(0.5)%	(94,561)
NET ASSETS	100.0%	$19,954,628

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.4%
AGRICULTURAL & FARM MACHINERY—0.5%
Deere & Co.	1,358	$ 505,149
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
Lululemon Athletica, Inc.*	901	233,053
APPLICATION SOFTWARE—5.5%
Adobe, Inc.*	5,026	2,772,593
Autodesk, Inc.*	2,604	644,542
Intuit, Inc., Cl. A	1,333	862,918
Salesforce, Inc.	3,939	1,019,413

		5,299,466
AUTOMOBILE MANUFACTURERS—1.1%
Tesla, Inc.*	4,564	1,059,167
AUTOMOTIVE PARTS & EQUIPMENT—0.4%
Aptiv PLC*	5,251	364,367
BIOTECHNOLOGY—3.2%
AbbVie, Inc.	3,323	615,818
Amgen, Inc.	2,109	701,179
Vaxcyte, Inc.*	4,005	315,955
Vertex Pharmaceuticals, Inc.*	2,955	1,464,853

		3,097,805
BROADLINE RETAIL—8.0%
Amazon.com, Inc.*	35,468	6,631,806
MercadoLibre, Inc.*	653	1,089,792

		7,721,598
BUILDING PRODUCTS—0.4%
Allegion PLC	2,928	400,580
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	1,522	319,894
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	2,939	557,822
NextEra Energy, Inc.	7,782	594,467

		1,152,289
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
Eaton Corp. PLC	1,994	607,751
NEXTracker, Inc., Cl. A*	6,913	339,705
Vertiv Holdings Co., Cl. A	15,650	1,231,655

		2,179,111
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
Trimble, Inc.*	5,902	321,895
ELECTRONIC MANUFACTURING SERVICES—1.3%
Flex, Ltd.*	39,766	1,278,477
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—1.3%
Tetra Tech, Inc.	2,866	$ 611,146
Veralto Corp.	6,277	668,877

		1,280,023
FINANCIAL EXCHANGES & DATA—1.7%
S&P Global, Inc.	3,312	1,605,426
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	5,873	439,653
On Holding AG, Cl. A*	11,567	479,105

		918,758
HEALTHCARE DISTRIBUTORS—1.3%
McKesson Corp.	1,983	1,223,551
HEALTHCARE EQUIPMENT—0.9%
Dexcom, Inc.*	4,026	273,043
Intuitive Surgical, Inc.*	1,317	585,552

		858,595
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	4,271	1,572,411
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	5,894	947,519
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	2,377	627,171
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Xylem, Inc.	4,408	588,468
INTERACTIVE MEDIA & SERVICES—6.6%
Alphabet, Inc., Cl. A	16,160	2,772,086
Alphabet, Inc., Cl. C	13,059	2,261,166
Pinterest, Inc., Cl. A*	41,479	1,325,254

		6,358,506
INVESTMENT BANKING & BROKERAGE—1.1%
Morgan Stanley	10,529	1,086,698
IT CONSULTING & OTHER SERVICES—0.7%
Accenture PLC, Cl. A	2,022	668,514
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	1,843	335,444
LIFE SCIENCES TOOLS & SERVICES—1.9%
Agilent Technologies, Inc.	4,610	651,854
Danaher Corp.	4,288	1,188,119

		1,839,973
MANAGED HEALTHCARE—1.2%
UnitedHealth Group, Inc.	1,965	1,132,154
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
MOVIES & ENTERTAINMENT—2.4%
Netflix, Inc.*	2,283	$ 1,434,523
Spotify Technology SA*	2,454	844,029

		2,278,552
PASSENGER GROUND TRANSPORTATION—0.3%
Uber Technologies, Inc.*	4,939	318,417
PHARMACEUTICALS—1.8%
Merck & Co., Inc.	8,699	984,118
Zoetis, Inc.	3,961	713,138

		1,697,256
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	2,279	562,298
RESTAURANTS—0.6%
Starbucks Corp.	7,708	600,839
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.9%
ASML Holding NV ADR	1,719	1,610,187
Lam Research Corp.	2,303	2,121,616

		3,731,803
SEMICONDUCTORS—15.7%
Advanced Micro Devices, Inc.*	3,157	456,124
First Solar, Inc.*	2,667	576,045
Marvell Technology, Inc.	13,438	900,077
NVIDIA Corp.	103,750	12,140,825
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,967	989,329

		15,062,400
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.0%
PepsiCo, Inc.	5,279	911,525
SPECIALTY CHEMICALS—0.4%
Ecolab, Inc.	1,635	377,178
SYSTEMS SOFTWARE—13.5%
Microsoft Corp.	29,986	12,544,643
Oracle Corp.	3,338	465,484

		13,010,127
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.5%
Apple, Inc.	32,436	7,203,387
TRANSACTION & PAYMENT PROCESSING SERVICES—4.0%
Visa, Inc., Cl. A	14,407	3,827,508
TOTAL COMMON STOCKS (Cost $29,751,486)		94,557,352
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.7%
DATA CENTER—0.8%
Equinix, Inc.	999	$ 789,450
INDUSTRIAL—0.9%
Prologis, Inc.	6,693	843,652
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $972,072)		1,633,102
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	64,085	64,085
(Cost $64,085)		64,085

Total Investments (Cost $30,787,643)	100.2%	$96,254,539
Unaffiliated Securities (Cost $30,787,643)		96,254,539
Liabilities in Excess of Other Assets	(0.2)%	(166,651)
NET ASSETS	100.0%	$96,087,888

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
Alger Group Holdings, LLC the parent company of Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) acquired Redwood Investments, LLC (“Redwood”) effective January 31, 2024. Redwood became the sub-advisor to the Alger Emerging Markets Fund effective February 1, 2024. No changes were made to the investment objective, principal investment strategies, principal risks or investment restrictions as a result of this change.
On May 23, 2023, the Board of Trustees of the Trust (the "Board") approved the transition of the Funds' custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York Mellon (the "Custodian"). This change became effective January 29, 2024.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to,

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$476,639,677	$476,639,677	$—	$—
Consumer Discretionary	461,099,158	448,530,777	12,568,381	—
Consumer Staples	9,888,278	9,888,278	—	—
Energy	14,597,878	14,597,878	—	—
Financials	124,710,786	124,710,786	—	—
Healthcare	389,274,783	389,274,783	—	—
Industrials	352,738,372	352,738,372	—	—
Information Technology	1,592,296,126	1,592,296,126	—	—
Materials	48,723,156	48,723,156	—	—
Real Estate	13,663,175	13,663,175	—	—
Utilities	27,798,108	27,798,108	—	—
TOTAL COMMON STOCKS	$3,511,429,497	$3,498,861,116	$12,568,381	$—
PREFERRED STOCKS
Financials	6,713,555	—	—	6,713,555
Healthcare	— [1]	—	—	— [1]
TOTAL PREFERRED STOCKS	$6,713,555	$—	$—	$6,713,555
REAL ESTATE INVESTMENT TRUST
Real Estate	33,891,813	33,891,813	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	10,365,210	—	—	10,365,210
SHORT-TERM INVESTMENTS
Money Market Funds	2,441,792	2,441,792	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,564,841,867	$3,535,194,721	$12,568,381	$17,078,765

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(15,658,127)	$(15,658,127)	$—	$—
Consumer Discretionary	(51,163,426)	(51,163,426)	—	—
Consumer Staples	(18,474,009)	(18,474,009)	—	—
Financials	(9,481,000)	(9,481,000)	—	—
Healthcare	(40,347,169)	(40,347,169)	—	—
Industrials	(29,856,191)	(29,856,191)	—	—
Information Technology	(38,201,482)	(38,201,482)	—	—
Market Indices	(46,232,237)	(46,232,237)	—	—
Materials	(5,417,485)	(5,417,485)	—	—
TOTAL COMMON STOCKS	$(254,831,126)	$(254,831,126)	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$15,347,088	$15,347,088	$—	$—
Consumer Discretionary	23,448,087	23,448,087	—	—
Energy	1,394,382	1,394,382	—	—
Financials	8,817,300	8,817,300	—	—
Healthcare	50,720,403	47,764,181	—	2,956,222
Industrials	44,684,612	44,684,612	—	—
Information Technology	60,488,337	60,488,337	—	—
Materials	242,224	242,224	—	—
Real Estate	5,665,868	5,665,868	—	—
Utilities	6,518,239	6,518,239	—	—
TOTAL COMMON STOCKS	$217,326,540	$214,370,318	$—	$2,956,222
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	54,226	—	—	54,226
SPECIAL PURPOSE VEHICLE
Information Technology	1,282,070	—	—	1,282,070
SHORT-TERM INVESTMENTS
Money Market Funds	1,376,663	1,376,663	—	—
PURCHASED OPTIONS
Exchange Traded Options - Purchased	99,736	99,736	—	—
TOTAL INVESTMENTS IN SECURITIES	$220,139,235	$215,846,717	$—	$4,292,518
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
OTC Contracts for difference	163,156	—	163,156	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(4,839,105)	$(3,892,534)	$(946,571)	$—
Consumer Discretionary	(11,708,992)	(11,223,555)	(485,437)	—
Consumer Staples	(7,500,770)	(7,500,770)	—	—
Exchange Traded Funds	(3,813,404)	(3,813,404)	—	—
Financials	(2,597,798)	(2,597,798)	—	—
Healthcare	(7,778,800)	(7,778,800)	—	—
Industrials	(8,267,261)	(8,267,261)	—	—
Information Technology	(19,629,746)	(19,629,746)	—	—
Market Indices	(2,765,916)	(2,765,916)	—	—
Materials	(2,499,020)	(2,499,020)	—	—
Real Estate	(447,638)	(447,638)	—	—
TOTAL COMMON STOCKS	$(71,848,450)	$(70,416,442)	$(1,432,008)	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	(1,122,398)	(1,122,398)	—	—
TOTAL SECURITIES SOLD SHORT	$(72,970,848)	$(71,538,840)	$(1,432,008)	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
OTC Contracts for difference	(4,071)	—	(4,071)	—
Exchange-Traded Options Written	(8,494)	(8,494)	—	—
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES	$(12,565)	$(8,494)	$(4,071)	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$521,396	$—	$521,396	$—
Consumer Discretionary	4,914,350	2,727,349	2,187,001	—
Consumer Staples	2,319,984	415,547	1,904,437	—
Energy	820,756	820,756	—	—
Financials	2,136,214	1,126,783	1,009,431	—
Healthcare	1,478,055	1,478,055	—	—
Industrials	2,155,027	665,831	1,489,196	—
Information Technology	4,735,249	764,835	3,970,414	—
Real Estate	509,273	509,273	—	—
TOTAL COMMON STOCKS	$19,590,304	$8,508,429	$11,081,875	$—
SHORT-TERM INVESTMENTS
Money Market Funds	458,885	458,885	—	—
TOTAL INVESTMENTS IN SECURITIES	$20,049,189	$8,967,314	$11,081,875	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,637,058	$8,637,058	$—	$—
Consumer Discretionary	12,805,637	12,805,637	—	—
Consumer Staples	1,859,044	1,859,044	—	—
Financials	6,519,632	6,519,632	—	—
Healthcare	9,849,334	9,849,334	—	—
Industrials	6,153,940	6,153,940	—	—
Information Technology	46,576,069	46,576,069	—	—
Materials	1,004,349	1,004,349	—	—
Utilities	1,152,289	1,152,289	—	—
TOTAL COMMON STOCKS	$94,557,352	$94,557,352	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,633,102	1,633,102	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	64,085	64,085	—	—
TOTAL INVESTMENTS IN SECURITIES	$96,254,539	$96,254,539	$—	$—

[1]
Alger Spectra Fund's and Alger Dynamic Opportunities Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2023	$7,111,465*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(397,910)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	6,713,555*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(397,910)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$10,980,063
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(614,853)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	10,365,210
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(614,853)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2023	$3,628,822
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(672,600)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	2,956,222
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(672,600)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2023	$85,753
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(31,527)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	54,226
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(31,527)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$1,358,121
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(76,051)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	1,282,070
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(76,051)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value July 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	6,713,555	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Special Purpose Vehicle	$10,365,210	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Alger Dynamic Opportunities Fund
Common Stocks	2,956,222	Market Approach	Revenue Multiple	5.75x-6.75x	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights	54,226	Income Approach	Discount Rate Probability of Success	6.74%-8.02% 0.00%-25.00%	N/A N/A

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Special Purpose Vehicle	$1,282,070	Market Approach	Revenue Multiple	8.50x-10.50x	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended July 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2024, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
NOTE 5 — Affiliated Securities:

During the period ended July 31, 2024, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31,

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2024 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	2,912,012	—	—	2,912,012	$—	$—	$—	$— [2]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A3					—	—	(378,966)	6,388,620
Crosslink Ventures C, LLC, Cl. B3					—	—	(235,887)	3,976,590
Total					$—	$—	$(614,853)	$10,365,210

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	41,418	—	—	41,418	$—	$—	$—	$— [2]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A3					—	—	(47,693)	804,010
Crosslink Ventures C, LLC, Cl. B3					—	—	(28,358)	478,060
Total					$—	$—	$(76,051)	$1,282,070

[1]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[2]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.
[3]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
July 31, 2024.